Investment in associated companies - Consolidated Balance Sheets (Details) - USD ($) $ in Millions	Dec. 31, 2022	Jul. 01, 2022	Feb. 23, 2022	Feb. 22, 2022	Jan. 20, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Equity Method Investments [Line Items]
Current assets	$ 857		$ 903			$ 1,981
Non-current assets	1,944		2,076			1,916
Current liabilities	(404)		(350)			(1,255)
Non-current liabilities	(695)		(1,130)			(123)
Carrying value of Paratus Energy Services Ltd equity at January 20, 2022	84		$ 64		$ (152)	27
Lease liabilities	$ 9					$ 35
Sonadrill
Schedule of Equity Method Investments [Line Items]
Ownership interest ( in percent)	50.00%			50.00%		50.00%	50.00%
Book value of Seadrill investment	$ 33					$ 27
Carrying value of Paratus Energy Services Ltd equity at January 20, 2022	49					27
Basis difference net of amortization	16					$ 0
Lease liabilities	$ 21	$ 21
Gulfdrill
Schedule of Equity Method Investments [Line Items]
Ownership interest ( in percent)	50.00%			50.00%		50.00%	50.00%
Carrying value of Paratus Energy Services Ltd equity at January 20, 2022	$ 4					$ 0
Sonadrill
Schedule of Equity Method Investments [Line Items]
Current assets	105					72
Non-current assets	1					0
Current liabilities	(40)					(18)
Non-current liabilities	(1)					0
Net Assets	65					54
Gulfdrill
Schedule of Equity Method Investments [Line Items]
Current assets	110					120
Non-current assets	80					173
Current liabilities	(129)					(182)
Non-current liabilities	(54)					(113)
Net Assets	$ 7					$ (2)